Trade and other payables - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£)
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements		£ 375	£ 547
Trade payables		3,923	4,055
Leaf payables		156	161
Deferred income		1	20
Interest payable		58	66
FII GLO (note 10(b))		£ 963	913
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary	7.00%	6.00%
Competition investigations
Trade And Other Payables [Line Items]
Penalty due | $	$ 110
Factoring of receivables
Trade And Other Payables [Line Items]
Cash collected debt factoring arrangements		£ 137	119
Supply chain financing arrangements
Trade And Other Payables [Line Items]
Trade payables		£ 251	£ 257